Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table sets forth the compensation for our former CEOs (also referred to as “PEOs”) and the average compensation for our other NEOs, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as calculated in a manner consistent with Item 402(v) of Regulation S-K, for each of 2025, 2024 and 2023. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group and net income (loss) for the fiscal years 2025, 2024 and 2023. Neither the Board of Directors nor the compensation committee considers any specific financial measures in making compensation decisions for our NEOs, so we have not included a column regarding a "Company Selected Measure."

Name	Year	Summary compensation table total for PEO (1)	Compensation actually paid to PEO (2)	Average summary compensation table total for non-PEO named executive officers (1)	Average compensation actually paid to non-PEO named executive officers (2)	Value of initial fixed $100 investment based on:		Net income (loss) in thousands
						Total shareholder return	Peer group total shareholder return (3)
André Duarte Stein	2025	__	__	__	__	__	__	__
	2024	__	__	__	__	__	__	__
	2023	6,278,699	214,805	—	—	101.67	128.24	(127,658)
Gerard J. DeMuro	2025	—	—	—	—	—	—	—
	2024	__	__	__	__	__	__	__
	2023	457,696	703,696	—	—	101.67	128.24	(127,658)
Johann Bordais	2025	1,077,686	505,720	__	__	55.42	133.05	(224,255)
	2024	885,061	240,758	__	__	75.56	126.99	(138,168)
	2023	3,099,737	2,776,738	__	__	101.67	128.24	(127,658)
Non-PEO NEOs	2025	__	__	790,298	520,568	55.42	133.05	(224,255)
	2024	—	—	1,002,683	458,201	75.56	126.99	(138,168)
	2023	__	__	4,632,655	2,885,993	101.67	128.24	(127,658)

(1) Reflects amounts reported in the “Summary Compensation Table” for the PEOs set forth below and average amounts reported in the “Summary Compensation Table” for the non-PEO NEOs set forth below:

Year	PEO	Non-PEO NEOs
2025	Johann Bordais	Eduardo Couto, Simone Oliveira
2024	Johann Bordais	Eduardo Couto
2023	Johann Bordais, André Duarte Stein, Gerard J. DeMuro	Eduardo Couto

(2) Compensation actually paid for the PEOs and average compensation actually paid for our non-PEOs in 2025, 2024, 2023, reflect the respective amounts set forth in these columns, adjusted as follows in accordance with the SEC’s pay versus performance disclosure rules:

PEO (André Duarte Stein)
2023
Reported Summary Compensation Table Total	6,278,699
Less: Reported Fair Value of Equity Awards (a)	(6,063,894)
Add: Year End Fair Value of Equity Awards (b)	0
Add: Change in Fair Value of Outstanding and Unvested Equity Awards (b)	0
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	0
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (b)	0
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	0
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (b)	0
Total Compensation Actually Paid	214,805

PEO (Gerard J. DeMuro)
2023
Reported Summary Compensation Table Total	457,696
Less: Reported Fair Value of Equity Awards (a)	0
Add: Year End Fair Value of Equity Awards (b)	0
Add: Change in Fair Value of Outstanding and Unvested Equity Awards (b)	12,000
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	234,000
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (b)	0
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	0
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (b)	0
Total Compensation Actually Paid	703,696

PEO (Johann Bordais)
	2023	2024	2025
Reported Summary Compensation Table Total	3,099,737	885,061	1,077,686
Less: Reported Fair Value of Equity Awards (a)	(2,838,268)	(305,654)	(289,196)
Add: Year End Fair Value of Equity Awards (b)	2,515,269	307,349	297,395
Add: Change in Fair Value of Outstanding and Unvested Equity Awards (b)	0	(645,998)	(580,165)
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	0	0	0
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (b)	0	0	0
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	0	0	0
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (b)	0	0	0
Total Compensation Actually Paid	2,776,738	240,758	505,720

Non-PEOs NEOs (average)
	2023	2024	2025
Reported Summary Compensation Table Total	4,632,655	1,002,683	790,298
Less: Reported Fair Value of Equity Awards (a)	(3,874,586)	(366,782)	(233,285)
Add: Year End Fair Value of Equity Awards (b)	263,520	368,816	239,899
Add: Change in Fair Value of Outstanding and Unvested Equity Awards (b)	1,864,404	(546,516)	(265,717)
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	0	0	(10,627)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (b)	0	0	0
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	0	0	0
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (b)	0	0	0
Total Compensation Actually Paid	2,885,993	458,201	520,568

(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The assumptions used to calculate the fair values set forth in the table above are computed in accordance with ASC 718 and did not differ materially from those used to calculate the grant date fair value for each award.

(3) The peer group for purposes of this table is NYSE Arca Airline Index, which is the same as our peer group disclosed in the Stock Performance Graph in Item 5 of Part II of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

Named Executive Officers, Footnote
Year	PEO	Non-PEO NEOs
2025	Johann Bordais	Eduardo Couto, Simone Oliveira
2024	Johann Bordais	Eduardo Couto
2023	Johann Bordais, André Duarte Stein, Gerard J. DeMuro	Eduardo Couto

Peer Group Issuers, Footnote		The peer group for purposes of this table is NYSE Arca Airline Index, which is the same as our peer group disclosed in the Stock Performance Graph in Item 5 of Part II of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025.
PEO Total Compensation Amount		$ 0	$ 0		$ 0
PEO Actually Paid Compensation Amount		0			0
Non-PEO NEO Average Total Compensation Amount	[1]	790,298	1,002,683		4,632,655
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 520,568	458,201		2,885,993
Compensation Actually Paid vs. Total Shareholder Return

The chart below compares the compensation actually paid to the PEO, the average of compensation actually paid to our NEOs and the TSR performance of our stock price and the TSR performance of the NYSE Arca Airline Index companies group over the three-year period of 2023 through 2025.

a

Compensation Actually Paid vs. Net Income

The chart below illustrates the relationship among compensation actually paid to the PEO, the average compensation actually paid to our NEOs, and our net loss for each of the three most recently completed fiscal years. Although net income (loss) is not used as a performance metric in our executive compensation program, the chart highlights that compensation actually paid to our NEOs does not track our net loss over the periods presented.

a

Total Shareholder Return Amount		$ 55.42	75.56		101.67
Peer Group Total Shareholder Return Amount	[3]	133.05	126.99		128.24
Net Income (Loss)		$ (224,255,000)	$ (138,168,000)		$ (127,658,000)
PEO Name		Johann Bordais	Johann Bordais		Johann Bordais, André Duarte Stein, Gerard J. DeMuro
Andre Duarte Stein
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 0	$ 0		$ 6,278,699	[1]
PEO Actually Paid Compensation Amount		0	0		214,805	[2]
Non-PEO NEO Average Total Compensation Amount		0	0		0	[1]
Non-PEO NEO Average Compensation Actually Paid Amount		0	0		0	[2]
Total Shareholder Return Amount		0	0		101.67
Peer Group Total Shareholder Return Amount		0	0		128.24	[3]
Gerard J. DeMuro
Pay vs Performance Disclosure
PEO Total Compensation Amount		0	0		457,696	[1]
PEO Actually Paid Compensation Amount		0	0		703,696	[2]
Non-PEO NEO Average Total Compensation Amount		0	0		0	[1]
Non-PEO NEO Average Compensation Actually Paid Amount		0	0	[2]
Total Shareholder Return Amount		0	0		101.67
Peer Group Total Shareholder Return Amount		0	0		128.24	[3]
Johann Bordais
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]	1,077,686	885,061		3,099,737
PEO Actually Paid Compensation Amount	[2]	505,720	240,758		2,776,738
Non-PEO NEO Average Total Compensation Amount		0	0		0
Non-PEO NEO Average Compensation Actually Paid Amount		0	0
Total Shareholder Return Amount		55.42	75.56		101.67
Peer Group Total Shareholder Return Amount	[3]	133.05	126.99		128.24
PEO | Andre Duarte Stein | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,063,894)
PEO | Andre Duarte Stein | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Andre Duarte Stein | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Andre Duarte Stein | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Andre Duarte Stein | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Andre Duarte Stein | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Andre Duarte Stein | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Gerard J. DeMuro | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Gerard J. DeMuro | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Gerard J. DeMuro | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					12,000
PEO | Gerard J. DeMuro | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					234,000
PEO | Gerard J. DeMuro | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Gerard J. DeMuro | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Gerard J. DeMuro | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Johann Bordais | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(289,196)	(305,654)		(2,838,268)
PEO | Johann Bordais | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		297,395	307,349		2,515,269
PEO | Johann Bordais | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(580,165)	(645,998)		0
PEO | Johann Bordais | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
PEO | Johann Bordais | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
PEO | Johann Bordais | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
PEO | Johann Bordais | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(233,285)	(366,782)		(3,874,586)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		239,899	368,816		263,520
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(265,717)	(546,516)		1,864,404
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,627)	0		0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0		$ 0

[1]	Reflects amounts reported in the “Summary Compensation Table” for the PEOs set forth below and average amounts reported in the “Summary Compensation Table” for the non-PEO NEOs set forth below:
[2]	Compensation actually paid for the PEOs and average compensation actually paid for our non-PEOs in 2025, 2024, 2023, reflect the respective amounts set forth in these columns, adjusted as follows in accordance with the SEC’s pay versus performance disclosure rules:
[3]	The peer group for purposes of this table is NYSE Arca Airline Index, which is the same as our peer group disclosed in the Stock Performance Graph in Item 5 of Part II of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025.